UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

February 28, 2007

unaudited

Common stocks — 92.51%	Shares	Market value (000)

FINANCIALS — 20.91%
Citigroup Inc.	20,062,500	$1,011,150
Banco Santander Central Hispano, SA	52,905,804	980,325
UniCredito Italiano SpA (Italy)	77,740,000	720,247
UniCredito Italiano SpA (Germany)	13,500,000	124,272
HSBC Holdings PLC (United Kingdom)	35,140,269	614,333
HSBC Holdings PLC (Hong Kong)	9,492,000	166,092
BNP Paribas	5,890,370	614,990
AXA SA	14,277,722	607,300
Société Générale	3,579,512	602,861
Shinhan Financial Group Co., Ltd.	10,211,500	575,983
Lloyds TSB Group PLC	49,915,000	562,165
ING Groep NV	12,196,834	520,565
Sun Hung Kai Properties Ltd.	40,096,000	474,492
Banco Itaú Holding Financeira SA, preferred nominative	12,540,100	430,766
UBS AG	6,661,622	394,931
Kookmin Bank	4,272,000	384,816
Washington Mutual, Inc.	8,085,000	348,302
Bank of America Corp.	6,643,300	337,945
Fortis	7,824,100	336,522
Mitsui Trust Holdings, Inc.	28,190,000	314,519
Mizuho Financial Group, Inc.	43,820	307,184
Banco Bilbao Vizcaya Argentaria, SA	12,588,500	306,851
J.P. Morgan Chase Co.	6,150,000	303,810
Commerzbank U.S. Finance, Inc.	7,071,000	291,786
Credit Suisse Group	3,637,362	252,201
Swire Pacific Ltd., Class A	21,573,000	244,109
Banco Bradesco SA, preferred nominative	6,453,369	237,852
Woori Finance Holdings Co., Ltd.	9,102,660	230,612
Crédit Agricole SA	5,533,000	220,709
FöreningsSparbanken AB, Class A	6,350,000	218,028
ABN AMRO Holding NV	5,779,286	202,634
Hypo Real Estate Holding AG	3,119,099	197,520
OTP Bank PLC	3,892,000	166,736
OTP Bank PLC (GDR)	365,000	30,770
ICICI Bank Ltd.	10,186,803	191,696
ICICI Bank Ltd. (ADR)	4,000	153
Sumitomo Mitsui Financial Group, Inc.	18,650	181,144
Deutsche Börse AG	892,000	178,568
DnB NOR ASA	12,036,100	163,006
Freddie Mac	2,485,000	159,487
NIPPONKOA Insurance Co., Ltd.	16,911,000	144,972
Grupo Financiero Banorte, SAB de CV, Series O	36,848,252	144,143
Royal Bank of Scotland Group PLC	3,525,167	138,957
Corporación Mapfre, SA	27,550,000	136,641
Krung Thai Bank PCL	391,028,000	127,755
St. George Bank Ltd.	4,864,729	126,726
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,410,000	120,527
EFG Eurobank Ergasias SA	3,212,000	119,119
Allied Capital Corp.	3,798,000	118,308
Commonwealth Bank of Australia	2,970,648	116,980
National City Corp.	2,994,000	113,323
Hana Financial Holdings	2,028,250	107,725
Millea Holdings, Inc.	2,873,000	107,495
QBE Insurance Group Ltd.	4,139,000	104,396
Allianz SE	460,000	99,035
Wachovia Corp.	1,700,000	94,129
Siam Commercial Bank PCL	47,000,000	87,368
Sompo Japan Insurance Inc.	6,000,000	80,473
CapitaLand Ltd.	17,000,000	77,869
Bank of Ireland	3,375,000	77,000
Bank of the Philippine Islands	58,693,075	75,092
Fannie Mae	1,250,000	70,913
GAGFAH SA	2,540,799	70,905
Erste Bank der oesterreichischen Sparkassen AG	917,900	68,179
Wells Fargo & Co.	1,952,000	67,734
Mitsui Sumitomo Insurance Co., Ltd.	5,394,000	67,334
Storebrand ASA	4,895,000	65,255
BOC Hong Kong (Holdings) Ltd.	26,744,500	64,702
Willis Group Holdings Ltd.	1,625,000	64,513
Cathay Financial Holding Co., Ltd.[1]	28,645,781	61,163
Developers Diversified Realty Corp.	900,000	59,004
Marsh & McLennan Companies, Inc.	2,000,000	58,840
Samsung Fire & Marine Insurance Co., Ltd.	321,530	56,696
Mitsui Fudosan Co., Ltd.	2,050,000	56,617
Brookfield Asset Management Inc., Class A	997,500	53,467
Insurance Australia Group Ltd.	10,915,453	51,449
PNC Financial Services Group, Inc.	700,000	51,317
Kasikornbank PCL, nonvoting depositary receipt	27,557,900	49,675
AEON Mall Co., Ltd.	1,559,400	47,678
Fairfax Financial Holdings Ltd.	240,000	46,282
Chinatrust Financial Holding Co., Ltd.[1]	58,094,336	46,194
DBS Group Holdings Ltd.	3,258,000	45,410
Aioi Insurance Co. Ltd.	5,561,000	40,392
iStar Financial, Inc.	715,000	34,213
Kimco Realty Corp.	645,000	32,418
Hang Lung Properties Ltd.	10,000,000	26,433
Skandinaviska Enskilda Banken AB, Class A	810,000	24,805
HBOS PLC	1,100,000	23,331
Hongkong Land Holdings Ltd.	4,350,500	18,881
Sun Life Financial Inc.	365,000	15,732
Bank Hapoalim BM	3,355,000	15,525
XL Capital Ltd., Class A	180,000	12,780
Mitsubishi UFJ Financial Group, Inc.	992	12,232
Wharf (Holdings) Ltd.	3,425,000	12,144
PT Bank Rakyat Indonesia	10,381,500	5,402
Suruga Bank Ltd.	370,000	5,103
		18,028,183

CONSUMER DISCRETIONARY — 9.99%
Vivendi SA	26,169,100	1,033,146
Compagnie Générale des Etablissements Michelin, Class B	7,169,000	745,453
Renault SA	4,887,981	581,125
Greek Organization of Football Prognostics SA	15,949,410	563,228
Hyundai Motor Co.	6,501,500	476,528
Hyundai Motor Co., nonvoting preferred, Series 2	1,877,550	77,583
Continental AG	4,164,050	519,400
Target Corp.	6,634,000	408,190
Lowe’s Companies, Inc.	11,735,000	382,092
General Motors Corp.	11,155,971	356,099
Lotte Shopping Co.	765,815	276,992
Mediaset SpA	21,375,000	248,216
Toyota Motor Corp.	3,010,000	203,887
British Sky Broadcasting Group PLC	18,655,000	203,879
Carnival Corp., units	3,850,000	178,717
H & M Hennes & Mauritz AB, Class B	3,055,000	159,412
William Hill PLC	12,645,800	157,186
News Corp., Class A	6,719,458	151,389
Harrah’s Entertainment, Inc.	1,620,000	136,874
Ford Motor Co.	16,000,000	126,720
Honda Motor Co., Ltd.	3,300,000	123,193
Yue Yuen Industrial (Holdings) Ltd.	28,465,000	98,377
Virgin Media Inc.	3,419,500	89,625
Pou Chen Corp.[1]	79,200,864	86,182
Aristocrat Leisure Ltd.	6,268,464	83,005
DSG International PLC	24,603,000	82,548
Limited Brands, Inc.	2,960,400	81,944
Kingfisher PLC	15,924,599	78,583
KangwonLand Inc.	3,781,280	72,099
Nitori Co., Ltd.	1,526,900	71,702
Accor SA	750,000	66,193
Swatch Group Ltd, non-registered shares	173,750	42,450
Swatch Group Ltd	436,873	21,526
YUM! Brands, Inc.	1,000,000	57,940
Daito Trust Construction Co., Ltd.	1,190,000	57,691
VF Corp.	665,000	53,074
Tabcorp Holdings Ltd.	3,665,621	46,661
Truworths International Ltd.	9,750,000	45,914
Carnival PLC	960,000	45,678
Best Buy Co., Inc.	942,000	43,775
Kia Motors Corp.	3,000,000	38,719
D.R. Horton, Inc.	1,500,000	38,055
Apollo Group, Inc., Class A2	800,000	37,832
Gestevisión Telecinco SA	1,346,858	37,426
LG Electronics Inc.	566,005	35,894
NOK Corp.	1,661,000	28,408
HYUNDAI MOBIS	299,070	24,779
Publishing & Broadcasting Ltd.	1,390,000	21,068
Canon Marketing Japan Inc.	905,900	19,702
Idearc Inc.	37,500	1,275
Kesa Electricals PLC	147,598	978
TI Automotive Ltd., Class A1,2	1,068,000	—
		8,618,412

TELECOMMUNICATION SERVICES — 9.02%
AT&T Inc.	29,565,874	$1,088,024
Koninklijke KPN NV	65,875,042	1,015,893
Vodafone Group PLC	246,413,328	684,135
France Télécom SA	17,405,000	472,598
Singapore Telecommunications Ltd.	186,134,810	389,760
Telekom Austria AG	15,434,750	385,825
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	368,927,000	359,712
América Móvil SAB de CV, Series L (ADR)	8,034,000	351,889
Telefónica, SA	16,253,500	350,399
Telecom Italia SpA	59,750,000	180,889
Telecom Italia SpA, nonvoting	60,521,000	153,767
Philippine Long Distance Telephone Co.	4,722,020	226,064
Philippine Long Distance Telephone Co. (ADR)	1,650,000	80,850
Verizon Communications Inc.	7,795,000	291,767
Far EasTone Telecommunications Co., Ltd.[1]	192,780,000	221,789
Chunghwa Telecom Co., Ltd.[1]	64,953,320	121,675
Chunghwa Telecom Co., Ltd. (ADR)	4,814,798	92,877
Telekomunikacja Polska SA	28,069,100	213,978
Sprint Nextel Corp., Series 1	8,800,000	169,664
Telekom Malaysia Bhd.	57,283,000	165,255
TeliaSonera AB	17,381,700	146,409
Teléfonos de México, SAB de CV, Class L (ADR)	3,623,474	105,226
Advanced Info Service PCL	47,485,900	97,633
China Netcom Group Corp. (Hong Kong) Ltd.	35,600,000	84,121
KDDI Corp.	8,970	70,230
SK Telecom Co., Ltd. (ADR)	2,330,000	53,124
China Unicom Ltd.	40,870,000	51,792
COSMOTE Mobile Telecommunications SA	1,650,000	48,010
Maxis Communications Bhd.	10,000,000	33,419
Magyar Telekom Telecommunications PLC	5,243,600	25,708
Bouygues SA	280,000	19,516
GLOBE TELECOM, Inc.	662,000	17,691
Tele Norte Leste Participações SA, preferred nominative	816,497	10,635
		7,780,324

MATERIALS — 8.99%
Bayer AG	20,783,500	1,194,915
China Steel Corp.[1]	551,485,660	604,055
Barrick Gold Corp.	15,816,000	473,057
Barrick Gold Corp. (CAD denominated)	2,741,540	81,789
Koninklijke DSM NV3	10,097,356	437,368
Linde AG	3,613,800	368,078
POSCO	928,030	347,987
E.I. du Pont de Nemours and Co.	5,538,000	281,054
Formosa Plastics Corp.[1]	150,695,870	265,942
Gold Fields Ltd.	15,250,000	263,939
K+S AG	2,016,600	217,426
BASF AG	2,073,000	210,703
Syngenta AG2	1,151,500	203,428
Dow Chemical Co.	4,000,000	175,200
James Hardie Industries Ltd.	23,271,900	174,625
AngloGold Ashanti Ltd.	4,000,000	174,515
International Paper Co.	4,720,500	169,985
Impala Platinum Holdings Ltd.	5,619,112	160,324
Nitto Denko Corp.	2,841,700	145,205
Lonza Group Ltd.	1,500,000	133,544
Boral Ltd.	20,020,960	132,556
Potash Corp. of Saskatchewan Inc.	790,000	124,670
Weyerhaeuser Co.	1,375,000	118,071
Israel Chemicals Ltd.	18,812,189	115,623
Newcrest Mining Ltd.	6,000,000	106,643
Vulcan Materials Co.	868,300	101,148
Freeport-McMoRan Copper & Gold Inc., Class B	1,750,000	100,468
Norske Skogindustrier ASA	5,081,713	88,930
Arcelor Mittal, Class A	1,610,000	81,577
LG Chem, Ltd.	1,720,000	79,477
Alcan Inc.	1,515,000	78,750
UPM-Kymmene Corp.	2,784,000	72,538
Akzo Nobel NV	1,175,000	72,403
Taiwan Cement Corp.[1]	60,000,000	49,816
Imperial Chemical Industries PLC	5,485,000	49,640
Alcoa Inc.	1,365,000	45,605
Sonoco Products Co.	1,200,000	44,424
Packaging Corp. of America	1,800,000	44,100
Martin Marietta Materials, Inc.	290,000	36,343
Yara International ASA	1,131,800	31,349
Makhteshim-Agan Industries Ltd.	5,235,000	31,343
Stora Enso Oyj, Class R (ADR)	1,086,300	17,837
Sappi Ltd.	1,239,000	17,590
M-real Oyj, Class B	2,369,500	16,108
Smurfit-Stone Container Corp.[2]	974,200	12,022
		7,752,170

ENERGY — 8.07%
Royal Dutch Shell PLC, Class B	20,949,312	676,994
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	339,352
Royal Dutch Shell PLC, Class A	7,850,000	255,511
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	74,297
TOTAL SA	9,243,000	623,709
TOTAL SA (ADR)	2,250,000	151,470
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	4,932,000	402,353
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,840,000	256,736
Chevron Corp.	9,376,962	643,353
PetroChina Co. Ltd., Class H	331,950,000	387,090
Oil & Natural Gas Corp. Ltd.	21,439,168	383,283
Hess Corp.	5,250,000	278,513
ENI SpA	8,500,000	260,479
Norsk Hydro ASA	7,329,500	227,231
ConocoPhillips	3,450,000	225,699
Canadian Natural Resources, Ltd.	4,050,000	203,209
Husky Energy Inc.	3,015,000	195,505
Exxon Mobil Corp.	2,400,000	172,032
Canadian Oil Sands Trust	5,250,205	122,452
Canadian Oil Sands Trust[4]	1,100,000	25,656
Schlumberger Ltd.	1,970,000	123,716
Reliance Industries Ltd.	3,546,000	108,801
SK Corp.	1,239,410	105,325
Thai Oil PCL	65,338,500	103,055
Sasol Ltd.	2,875,000	92,780
PTT Exploration and Production PCL	28,661,300	79,110
Caltex Australia Ltd.	4,164,181	73,292
China National Offshore Oil Corp.	76,956,900	62,059
Marathon Oil Corp.	670,000	60,796
Transocean Inc.[2]	695,000	53,293
Williams Companies, Inc.	1,935,000	52,187
Technip SA	585,000	39,313
Halliburton Co.	1,200,000	37,056
SBM Offshore NV	840,000	29,874
OAO NOVATEK (GDR)	300,000	16,350
Enbridge Inc.	467,477	14,821
		6,956,752

CONSUMER STAPLES — 7.53%
Diageo PLC	63,100,000	1,243,656
Altria Group, Inc.	12,470,000	1,050,972
Tesco PLC	77,505,563	656,958
Nestlé SA	1,524,500	567,919
Seven & I Holdings Co., Ltd.	10,758,000	345,274
InBev	3,664,584	242,872
Coca-Cola Co.	5,050,000	235,734
Koninklijke Ahold NV2	20,756,000	207,536
Fomento Económico Mexicano, SAB de CV (ADR)	1,803,700	198,948
Foster’s Group Ltd.	38,789,000	193,224
PepsiCo, Inc.	2,600,000	164,190
Groupe Danone	1,033,000	163,581
Wal-Mart Stores, Inc.	3,378,000	163,157
Reynolds American Inc.	2,470,282	150,811
Kellogg Co.	2,375,000	118,560
SABMiller PLC	4,732,216	104,736
Imperial Tobacco Group PLC	2,219,066	92,305
Shoppers Drug Mart Corp.	1,565,000	68,269
Gallaher Group PLC	3,000,000	66,339
Scottish & Newcastle PLC	6,053,900	62,540
METRO AG	840,000	58,082
Tingyi (Cayman Islands) Holding Corp.	51,332,000	55,522
L’Oréal SA	496,000	51,910
Woolworths Ltd.	1,929,849	41,374
Procter & Gamble Co.	601,700	38,202
UST Inc.	655,900	38,082
Bunge Ltd.	465,000	36,902
Unilever NV	948,000	24,562
Avon Products, Inc.	660,000	24,196
Koninklijke Numico NV	310,000	15,974
Coca-Cola Hellenic Bottling Co. SA	352,182	13,620
		6,496,007

INFORMATION TECHNOLOGY — 7.03%
Microsoft Corp.	40,189,000	1,132,124
Nokia Corp.	22,401,750	488,575
Nokia Corp. (ADR)	7,753,300	169,255
International Business Machines Corp.	5,930,000	551,549
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	121,306,770	240,243
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	19,778,888	219,546
Oracle Corp.[2]	22,201,800	364,776
Samsung Electronics Co., Ltd.	495,108	298,201
Cisco Systems, Inc.[2]	10,975,000	284,691
Quanta Computer Inc.[1]	167,815,359	281,198
Delta Electronics, Inc.[1]	70,722,779	225,548
Intel Corp.	11,000,000	218,350
TDK Corp.	1,957,200	163,155
Lite-On Technology Corp.[1]	112,401,448	161,504
Murata Manufacturing Co., Ltd.	1,982,000	143,628
Toshiba Corp.	22,650,000	143,093
Canon, Inc.	2,197,500	120,083
ASML Holding NV (New York registered)[2]	3,485,000	85,661
ASML Holding NV2	1,000,000	24,614
Powerchip Semiconductor Corp.[1]	162,376,555	104,118
Acer Inc.[1]	53,396,000	99,435
Hewlett-Packard Co.	2,300,000	90,574
Compal Electronics, Inc.[1]	87,293,076	76,119
Seagate Technology	2,400,000	64,560
Microchip Technology Inc.	1,340,000	47,704
Hoya Corp.	1,348,000	46,679
Texas Instruments Inc.	1,500,000	46,440
Motorola, Inc.	1,874,300	34,712
Mediatek Incorporation[1]	3,059,062	33,459
Samsung SDI Co., Ltd.	400,000	26,811
Analog Devices, Inc.	600,000	21,750
livedoor Co., Ltd.[1,2]	24,137,034	19,367
Chi Mei Optoelectronics Corp.[1]	18,046,838	17,903
Corning Inc.[2]	723,513	14,926
		6,060,351

HEALTH CARE — 6.63%
Roche Holding AG	6,771,566	1,207,958
Novo Nordisk A/S, Class B	11,904,402	1,025,148
AstraZeneca PLC (Sweden)	7,416,800	418,251
AstraZeneca PLC (United Kingdom)	2,905,000	163,245
Abbott Laboratories	10,178,000	555,922
Pfizer Inc	17,161,700	428,356
Schering-Plough Corp.	14,150,000	332,242
Smith & Nephew PLC	21,653,100	251,939
Bristol-Myers Squibb Co.	9,512,700	251,040
Merck KGaA	1,643,820	204,476
Medtronic, Inc.	3,200,000	161,152
UCB SA	2,165,000	139,793
Merck & Co., Inc.	3,000,000	132,480
Forest Laboratories, Inc.[2]	1,970,900	102,014
Wyeth	1,590,000	77,783
UnitedHealth Group Inc.	1,212,000	63,266
Chugai Pharmaceutical Co., Ltd.	1,899,300	47,082
Richter Gedeon NYRT	219,500	42,795
Daiichi Sankyo Co., Ltd.	1,179,000	37,939
Johnson & Johnson	600,000	37,830
McKesson Corp.	645,000	35,965
		5,716,676

UTILITIES — 6.24%
RWE AG	11,500,400	1,172,724
E.ON AG	7,822,214	1,025,669
Veolia Environnement	10,550,000	743,997
Electricité de France SA	7,321,400	536,551
NTPC Ltd.	115,168,548	365,519
SUEZ SA	6,500,000	314,818
Gas Natural SDG, SA	6,869,500	294,010
Tokyo Gas Co., Ltd.	34,075,000	191,384
Korea Electric Power Corp.	3,823,280	160,826
Electric Power Development Co., Ltd.	1,585,000	79,919
Exelon Corp.	975,000	64,282
Spark Infrastructure[3]	56,535,632	60,826
Hongkong Electric Holdings Ltd.	10,680,000	54,068
Hong Kong and China Gas Co. Ltd.	24,533,000	53,574
FirstEnergy Corp.	780,000	48,805
Dominion Resources, Inc.	567,811	48,565
Equitable Resources, Inc.	1,050,000	44,803
Scottish Power PLC	2,950,000	44,280
MDU Resources Group, Inc.	1,100,000	29,073
Southern Co.	720,000	25,776
Ratchaburi Electricity Generating Holding PCL	15,258,000	19,016
		5,378,485

INDUSTRIALS — 5.56%
General Electric Co.	21,727,400	758,721
United Parcel Service, Inc., Class B	7,191,700	504,786
Siemens AG	4,121,000	434,672
Tyco International Ltd.	9,560,000	294,735
Cintra, Concesiones de Infraestructuras de Transporte, SA	14,881,230	261,770
Singapore Technologies Engineering Ltd.	103,500,000	219,435
Qantas Airways Ltd.	47,524,000	192,911
United Technologies Corp.	2,847,000	186,849
Sandvik AB	11,753,000	184,571
Deutsche Post AG	5,265,000	167,959
Macquarie Airports	56,630,327	165,153
Atlas Copco AB, Class A	4,498,000	141,596
Fraport AG	1,561,100	128,652
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,631,000	128,053
ComfortDelGro Corp. Ltd.	95,600,000	116,357
Wienerberger AG	1,814,890	111,617
Schneider SA	818,100	99,329
Samsung Heavy Industries Co., Ltd.	3,645,000	89,441
Autostrade SpA	2,347,000	70,743
ELLINIKI TECHNODOMIKI TEB SA	4,795,000	66,590
Finmeccanica SpA	2,095,000	61,928
Nippon Express Co., Ltd.	9,052,800	57,803
Brisa Auto-Estradas de Portugal SA	4,414,700	57,279
Kubota Corp.	5,000,000	49,704
Wesfarmers Ltd.	1,600,000	45,968
ABB Ltd	2,625,000	44,048
Mitsubishi Heavy Industries, Ltd.	7,301,300	41,255
SMC Corp.	241,000	32,161
Cie. de Saint-Gobain	345,000	32,123
Singapore Post Private Ltd.	32,160,000	23,570
Wolseley PLC	800,000	20,076
Manpower Inc.	17,377	1,291
Contax Participações SA, ordinary nominative	762,130	1,039
		4,792,185

MISCELLANEOUS — 2.54%
Other common stocks in initial period of acquisition		2,194,183

Total common stocks (cost: $61,546,349,000)		79,773,728

Convertible securities — 0.66%	Shares or principal amount	Market value (000)

CONSUMER DISCRETIONARY — 0.48%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	6,499,555	$239,703
Ford Motor Co. 4.25% convertible notes 2036	$137,400,000	154,060
Liberty Media Holding Corp. 3.25% exchangeable debentures 2031	25,000,000	21,238
		415,001

INFORMATION TECHNOLOGY — 0.05%
ASML Holding NV 5.50% convertible notes 2010	€ 12,700,000	23,558
Liberty Media Holding Corp. 3.50% exchangeable debentures 2031	$20,000,000	16,900
		40,458

INDUSTRIALS — 0.04%
Tyco International Ltd., Series B, 3.125% convertible debentures 2023	$25,000,000	36,156

TELECOMMUNICATION SERVICES — 0.04%
Crown Castle International Corp. 6.25% convertible preferred 2012[2]	635,200	35,921

HEALTH CARE — 0.03%
Amgen Inc. 0% convertible notes 2032	$25,000,000	19,000
Teva Pharmaceutical Industries Ltd. 1.75% convertible debenture 2026	$10,000,000	9,625
		28,625

MATERIALS — 0.02%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred	10,000	13,510

Total convertible securities (cost: $552,135,000)		569,671

Bonds & notes — 0.38%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.23%
General Motors Corp. 8.25% 2023	$12,240	11,445
General Motors Corp. 8.375% 2033	137,760	128,461
R.H. Donnelley Corp., Series A-2, 6.875% 2013	20,150	19,747
R.H. Donnelley Corp., Series A-3, 8.875% 2016	17,600	18,876
Delphi Automotive Systems Corp. 6.55% 2006[5]	14,955	16,656
		195,185

NON-U.S. GOVERNMENT BONDS & NOTES — 0.12%
Turkey (Republic of) Treasury Bill 0% 2007	TRY73,594	49,037
Indonesia (Republic of) 10.00% 2011	IDR 74,000,000	8,294
Indonesia (Republic of) 13.40% 2011	90,000,000	11,203
Indonesia (Republic of) 9.50% 2015	62,825,000	6,674
Indonesia (Republic of) 11.00% 2020	100,000,000	11,326
Brazilian Treasury Bill 0% 2007	R$40,000	18,679
		105,213

FINANCIALS — 0.03%
General Motors Acceptance Corp. 6.125% 2008	$30,000	29,919

Total bonds & notes (cost: $301,336,000)		330,317

	Principal amount	Market value
Short-term securities — 6.75%	(000)	(000)

BASF AG 5.235%-5.24% due 4/5-5/21/2007[4]	$337,992	$335,239
Federal Home Loan Bank 5.135%-5.17% due 3/7-5/16/2007	292,509	291,595
Calyon North America Inc. 5.22%-5.24% due 3/1-5/21/2007	246,000	245,180
Dexia Delaware LLC 5.23%-5.24% due 3/8-4/3/2007	242,500	241,797
Thunder Bay Funding, LLC 5.24%-5.25% due 3/20-4/16/2007[4]	159,709	158,867
Old Line Funding, LLC 5.24%-5.25% due 3/12-3/15/2007[4]	80,600	80,447
HSBC USA Inc. 5.215%-5.24% due 3/8-4/23/2007	240,000	238,884
Depfa Bank PLC 5.22%-5.24% due 3/6-5/14/2007[4]	235,700	234,545
Bank of Ireland 5.225%-5.25% due 3/7-5/14/2007[4]	229,700	228,049
HBOS Treasury Services PLC 5.22%-5.25% due 3/6-5/16/2007	227,400	226,338
Toyota Motor Credit Corp. 5.23%-5.24% due 3/5-4/18/2007	197,600	196,788
Liberty Street Funding Corp. 5.24%-5.26% due 3/1-4/26/2007[4]	156,800	156,110
Bank of Nova Scotia 5.23% due 3/12/2007	31,000	30,947
Amsterdam Funding Corp. 5.24% due 3/13-4/19/2007[4]	184,500	183,611
Swedish Export Credit Corp. 5.23%-5.25% due 3/15-4/24/2007	183,825	182,947
UBS Finance (Delaware) LLC 5.225%-5.235% due 3/30-4/4/2007	172,500	171,702
American Honda Finance Corp. 5.22%-5.24% due 3/22-3/23/2007	169,000	168,464
Bank of America Corp. 5.23%-5.24% due 3/2-4/4/2007	160,000	159,668
Barton Capital LLC 5.25%-5.26% due 3/6-3/23/2007[4]	107,400	107,221
Société Générale North America, Inc. 5.24% due 4/12/2007	50,000	49,704
Swedbank Mortgage AB 5.23%-5.25% due 3/1-5/4/2007	155,500	154,746
Allied Irish Banks N.A. Inc. 5.21%-5.24% due 3/12-4/5/2007[4]	147,500	147,067
CBA (Delaware) Finance Inc. 5.24%-5.25% due 3/15-4/10/2007	145,800	145,318
Canadian Imperial Bank of Commerce 5.31% due 4/16/2007	75,000	74,998
Canadian Imperial Holdings Inc. 5.24% due 3/19/2007	65,800	65,620
Barclays U.S. Funding Corp. 5.205%-5.25% due 3/21-5/3/2007	100,000	99,414
Sheffield Receivables Corp. 5.25% due 4/24/2007[4]	30,000	29,762
Svenska Handelsbanken Inc. 5.23% due 4/10/2007	75,000	74,563
Stadshypotek Delaware Inc. 5.24% due 4/23/2007[4]	50,000	49,607
Rabobank USA Financial Corp. 5.21% due 3/7/2007	90,000	89,913
Rabobank Nederland NV 5.24% due 3/14/2007	29,200	29,144
Danske Corp. 5.21%-5.24% due 3/13-4/2/2007[4]	116,700	116,296
DaimlerChrysler Revolving Auto Conduit LLC 5.24%-5.25% due 3/27-5/25/2007	105,549	104,860
Abbey National N.A. LLC 5.23%-5.24% due 3/1-3/27/2007	96,390	96,190
Westpac Banking Corp. 5.24% due 4/12/2007[4]	90,000	89,468
ING (U.S.) Funding LLC 5.235% due 4/27/2007	50,000	49,598
Mont Blanc Capital Corp. 5.24% due 5/14/2007[4]	39,876	39,448
Fannie Mae 5.12%-5.155% due 3/12-3/21/2007	83,000	82,807
International Bank for Reconstruction and Development 5.14% due 3/12-3/15/2007	82,500	82,343
Credit Suisse New York Branch 5.23%-5.25% due 4/9-5/9/2007	79,800	79,209
Siemens Capital Co. LLC 5.24% due 3/16-3/20/2007	71,000	70,823
BMW U.S. Capital LLC 5.20% due 3/20/2007[4]	53,375	53,221
ANZ National (International) Ltd. 5.23% due 3/1/2007[4]	50,000	49,993
KfW International Finance Inc. 5.19% due 3/8/2007[4]	50,000	49,944
Abbott Laboratories 5.20% due 3/21/2007[4]	50,000	49,854
Freddie Mac 5.152% due 3/27/2007	50,000	49,797
BNP Paribas Finance Inc. 5.235% due 3/30/2007	50,000	49,792
Electricité de France 5.25% due 3/21/2007	25,000	24,927
IBM Capital Inc. 5.21% due 3/16/2007[4]	20,000	19,956
U.S. Treasury Bills 5.163% due 3/22/2007	10,600	10,567

Total short-term securities (cost: $5,816,792,000)		5,817,348

Total investment securities (cost: $68,216,612,000)		86,491,064
Other assets less liabilities		(263,126)

Net assets		$86,227,938

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”   was $2,717,514,000.
2 Security did not produce income during the last 12 months.
3 The fund owns 5% or more of the outstanding shares of this company. See table below for additional information.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,204,361,000, which represented 2.56% of the net assets of the fund.
5 Scheduled interest and/or principal payment was not received.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended February 28, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affilates at 2/28/07 (000)

Koninklijke DSM NV	10,097,356	—	—	10,097,356	—	$437,368
Spark Infrastructure	56,535,632	—	—	56,535,632	—	60,826
						$498,194

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$18,568,463
Gross unrealized depreciation on investment securities	(311,000)
Net unrealized appreciation on investment securities	18,257,463
Cost of investment securities for federal income tax purposes	68,233,601

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-933-0407-S6893

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Stephen E. Bepler
Stephen E. Bepler, President and Principal Executive Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Stephen E. Bepler
Stephen E. Bepler, President and Principal Executive Officer

Date: April 27, 2007

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 27, 2007